UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22698

KraneShares Trust

(Exact name of registrant as specified in charter)

1350 Avenue of the Americas

2nd Floor

New York, New York, 10019

(Address of principal executive offices) (Zip code)

Jonathan Krane

KraneShares Trust

1350 Avenue of the Americas

2nd Floor

New York, New York, 10019

(Name and address of agent for service)

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, D.C. 20006-1600

Registrant’s telephone number, including area code: (855) 857-2638

Date of fiscal year end: March 31, 2016

Date of reporting period: June 30, 2015

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)	June 30, 2015

MPS Thomson Reuters Venture Capital Fund

	Shares	Value
COMMON STOCK — 84.6%‡
ARGENTINA — 0.0%
Information Technology — 0.0%
MercadoLibre	19	$2,692
CHINA — 0.0%
Information Technology — 0.0%
SINA *	33	1,768
Sohu.com *	36	2,127
TOTAL CHINA		3,895
GUERNSEY — 0.1%
Information Technology — 0.1%
Amdocs	312	17,032
ISRAEL — 0.1%
Information Technology — 0.1%
Check Point Software Technologies *	126	10,023
NETHERLANDS — 0.3%
Energy — 0.0%
Core Laboratories	8	912
Information Technology — 0.0%
Yandex, Cl A *	87	1,324
Materials — 0.3%
LyondellBasell Industries, Cl A	273	28,261
TOTAL NETHERLANDS		30,497
UNITED STATES — 84.1%
Consumer Discretionary — 0.9%
McDonald's	358	34,035
Netflix *	8	5,256
NIKE, Cl B	198	21,388
Sotheby's	96	4,343
Walt Disney	331	37,780
		102,802
Consumer Staples — 1.0%
Procter & Gamble	1,365	106,798
Energy — 2.3%
Anadarko Petroleum	203	15,846
Apache	385	22,188
Chevron	543	52,383

Schedule of Investments (Unaudited)	June 30, 2015

MPS Thomson Reuters Venture Capital Fund

	Shares	Value
COMMON STOCK — continued
Energy — continued
EOG Resources	205	$17,948
Exxon Mobil	914	76,045
Occidental Petroleum	448	34,841
Pioneer Natural Resources	29	4,022
Schlumberger	426	36,717
		259,990
Financials — 2.2%
Berkshire Hathaway, Cl B *	311	42,330
Boston Properties^	239	28,929
Crown Castle International^	226	18,148
Equinix^	57	14,478
MasterCard, Cl A	342	31,970
PNC Financial Services Group	420	40,173
Progressive	1,204	33,507
Visa, Cl A	572	38,410
		247,945
Health Care — 1.4%
Amgen	101	15,506
athenahealth *	16	1,833
Cooper	232	41,289
Gilead Sciences	164	19,201
Johnson & Johnson	418	40,738
MedAssets *	64	1,412
Merck	566	32,222
		152,201
Industrials — 3.3%
3M	304	46,907
Boeing	223	30,935
Caterpillar	473	40,120
General Electric	2,511	66,717
Honeywell International	442	45,070
Proto Labs *	33	2,227
Union Pacific	483	46,064
United Parcel Service, Cl B	412	39,927
United Technologies	401	44,483
Verisk Analytics, Cl A *	77	5,603
		368,053

Schedule of Investments (Unaudited)	June 30, 2015

MPS Thomson Reuters Venture Capital Fund

	Shares	Value
COMMON STOCK — continued
Information Technology — 69.6%
ACI Worldwide *	1,271	$31,228
Adobe Systems(A)*	5,953	482,253
Advent Software	494	21,840
Akamai Technologies *	73	5,097
Amphenol, Cl A	100	5,797
ANSYS *	1,043	95,163
Apple	2,348	294,498
Aspen Technology *	1,103	50,242
Autodesk *	3,107	155,583
Blackbaud	506	28,817
Blucora *	83	1,340
Bottomline Technologies *	86	2,392
CA	4,022	117,804
CACI International, Cl A *	131	10,597
Cadence Design Systems *	3,520	69,203
CDW	103	3,531
Cisco Systems	3,230	88,696
Citrix Systems *	2,364	165,858
Cognizant Technology Solutions, Cl A *	96	5,865
CommVault Systems *	615	26,082
Computer Sciences	126	8,271
comScore *	50	2,663
Convergys	189	4,818
CSG Systems International	154	4,876
Dealertrack Technologies *	46	2,888
Demandware *	29	2,061
DST Systems	122	15,370
eBay *	2,030	122,287
EMC	2,695	71,121
EPAM Systems *	37	2,636
F5 Networks *	61	7,341
Facebook, Cl A *	3,675	315,187
Fair Isaac	309	28,051
Fortinet *	1,236	51,084
Gartner *	116	9,950
Google, Cl A *	578	312,143
Google, Cl C(A)*	669	348,222
Guidewire Software *	853	45,149
Hewlett-Packard	1,655	49,667

Schedule of Investments (Unaudited)	June 30, 2015

MPS Thomson Reuters Venture Capital Fund

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
HomeAway *	66	$2,054
IAC	97	7,727
iGATE *	38	1,812
Informatica *	1,013	49,100
Intel	3,481	105,874
International Business Machines(A)	2,103	342,073
Intuit(A)	3,097	312,085
Jack Henry & Associates	159	10,287
Leidos Holdings	79	3,189
LinkedIn, Cl A *	8	1,653
Manhattan Associates *	631	37,639
Microsoft(A)	23,906	1,055,449
Monotype Imaging Holdings	148	3,568
National Instruments	96	2,828
NCR *	79	2,378
NetScout Systems *	661	24,239
NetSuite *	419	38,443
Nuance Communications *	3,055	53,493
Oracle(A)	16,880	680,264
Palo Alto Networks *	19	3,319
Pegasystems	496	11,353
Progress Software *	748	20,570
Proofpoint *	27	1,719
PTC *	1,534	62,925
Qlik Technologies *	892	31,184
QUALCOMM	1,512	94,697
RealPage *	599	11,423
Red Hat *	1,845	140,091
Rovi *	1,619	25,823
salesforce.com(A)*	6,322	440,201
SanDisk	137	7,976
ServiceNow *	1,305	96,975
Skyworks Solutions	255	26,546
SolarWinds *	820	37,827
Solera Holdings	1,101	49,061
Splunk *	1,237	86,120
SS&C Technologies Holdings	689	43,063
Symantec	8,773	203,972
Synchronoss Technologies *	478	21,859

Schedule of Investments (Unaudited)	June 30, 2015

MPS Thomson Reuters Venture Capital Fund

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Synopsys *	1,775	$89,904
Syntel *	101	4,795
Tableau Software, Cl A *	333	38,395
Teradata *	49	1,813
Total System Services	186	7,769
Twitter *	86	3,115
Tyler Technologies *	332	42,954
Ultimate Software Group *	346	56,862
Unisys *	91	1,819
VeriFone Systems *	125	4,245
Verint Systems *	744	45,194
VeriSign *	135	8,332
Virtusa *	72	3,701
VMware, Cl A *	1,260	108,032
WebMD Health, Cl A *	83	3,675
Workday, Cl A *	38	2,903
Yahoo! *	1,882	73,944
Zynga, Cl A *	8,911	25,485
		7,739,467
Materials — 1.3%
Dow Chemical	761	38,940
International Flavors & Fragrances	369	40,328
International Paper	487	23,176
Praxair	339	40,528
		142,972
Telecommunication Services — 2.1%
AT&T	2,978	105,779
CenturyLink	403	11,840
SBA Communications, Cl A *	96	11,037
Verizon Communications	2,313	107,809
		236,465
TOTAL UNITED STATES		9,356,693
TOTAL COMMON STOCK
(Cost $9,001,023)		9,420,832

Schedule of Investments (Unaudited)	June 30, 2015

MPS Thomson Reuters Venture Capital Fund

	Shares	Value
EXCHANGE TRADED FUND — 17.3%
UNITED STATES — 17.3%
Vanguard Health Care ETF(A)	13,745	$1,923,750

TOTAL EXCHANGE TRADED FUND
(Cost $1,647,012)		1,923,750
TOTAL INVESTMENTS — 101.9%
(Cost $10,648,035)†		$11,344,582

Percentages are based on Net Assets of $11,128,642

A list of the open OTC swap agreements held by the Fund at June 30, 2015 is as follows:

Total Return Swaps

	Reference			Termination	Notional	Net Unrealized
Counterparty	Entity/Obligation	Fund Pays	Fund Receives	Date	Amount	Depreciation
Societe Generale	SGGLTH20 **	0.54%	Index Return	12/31/49	$(11,484,534)	$(86,251)
Societe Generale	Basket Swap ***	1-Month LIBOR+0.35%	Index Return	12/31/49	(2,982,526)	(68,949)
						$(155,200)

**	S&P 500 Total Return Index and Nasdaq 100 Total Return Index.
***	The following table represents the individual common stock and ETF exposure comprising the Societe Generale Equity Basket Swap as of June 30, 2015.

Societe Generale Equity Basket Swap
		Market	Unrealized
Shares	Description	Value	Gain (Loss)
3,321	Vanguard Health Care ETF	$464,807	$(731)
5,774	Microsoft	254,922	(17,784)
4,077	Oracle	164,303	(14,229)
1,437	Adobe Systems	116,411	1,638
1,527	salesforce.com	106,325	(5,299)
161	Google, Cl C	83,802	(2,170)
507	International Business Machines	82,469	(3,813)
143	Google, Cl A	77,226	(1,311)
887	Facebook, Cl A	76,074	4,856
748	Intuit	75,376	(4,223)
566	Apple	70,991	(2,892)
2,131	Symantec	49,546	(3,079)

Schedule of Investments (Unaudited)	June 30, 2015

MPS Thomson Reuters Venture Capital Fund

Societe Generale Equity Basket Swap - (continued)
		Market	Unrealized
Shares	Description	Value	Gain (Loss)
569	Citrix Systems	$39,921	$2,498
750	Autodesk	37,556	(3,236)
443	Red Hat	33,637	(359)
495	eBay	29,819	(1,148)
983	CA	28,792	(806)
564	Verizon Communications	26,288	(1,472)
303	VMware, Cl A	25,979	(445)
853	Intel	25,944	(2,977)
331	Procter & Gamble	25,897	(202)
719	AT&T	25,539	841
313	ServiceNow	23,259	(429)
254	ANSYS	23,175	465
363	QUALCOMM	22,735	(2,463)
432	Synopsys	21,881	315
792	Cisco Systems	21,748	(1,362)
298	Splunk	20,747	942
454	Yahoo!	17,838	(1,843)
657	EMC	17,338	(191)
862	Cadence Design Systems	16,947	(129)
612	General Electric	16,261	(435)
374	PTC	15,341	(191)
83	Ultimate Software Group	13,640	118
750	Nuance Communications	13,133	465
277	Aspen Technology	12,617	706
301	Fortinet	12,440	442
78	3M	12,035	(365)
400	Hewlett-Packard	12,004	(1,500)
244	Informatica	11,827	5
265	Solera Holdings	11,808	(1,306)
104	United Technologies	11,537	(631)
214	Guidewire Software	11,327	1,029
180	SS&C Technologies Holdings	11,250	441
86	Tyler Technologies	11,127	716
115	Union Pacific	10,968	(754)
80	Berkshire Hathaway, Cl B	10,889	(579)
60	Cooper	10,678	(300)
104	Honeywell International	10,605	(217)
88	Praxair	10,520	(256)
96	International Flavors & Fragrances	10,492	(789)
123	Caterpillar	10,433	(87)
107	United Parcel Service, Cl B	10,369	(275)
105	Johnson & Johnson	10,233	(271)

Schedule of Investments (Unaudited)	June 30, 2015

MPS Thomson Reuters Venture Capital Fund

Societe Generale Equity Basket Swap - (continued)
		Market	Unrealized
Shares	Description	Value	Gain (Loss)
109	NetSuite	$10,001	$(55)
86	Walt Disney	9,816	273
111	Schlumberger	9,567	(495)
206	SolarWinds	9,503	(381)
99	PNC Financial Services Group	9,469	102
184	Dow Chemical	9,415	(201)
81	Tableau Software, Cl A	9,339	194
156	Manhattan Associates	9,305	693
93	McDonald's	8,842	(107)
111	Occidental Petroleum	8,632	(124)
297	Progressive	8,266	146
87	MasterCard, Cl A	8,133	80
140	Merck	7,970	(535)
312	ACI Worldwide	7,666	209
218	Qlik Technologies	7,621	(307)
62	Boston Properties	7,504	(658)
71	LyondellBasell Industries, Cl A	7,350	148
122	Blackbaud	6,948	669
160	CommVault Systems	6,786	(402)
62	Skyworks Solutions	6,454	(332)
172	NetScout Systems	6,307	(607)
394	Rovi	6,284	(313)
2164	Zynga, Cl A	6,189	(173)
127	International Paper	6,044	(537)
124	Synchronoss Technologies	5,671	403
97	Apache	5,590	(120)
51	NIKE, Cl B	5,509	319
119	Advent Software	5,261	57
180	Progress Software	4,950	200
42	Gilead Sciences	4,917	126
81	Amdocs	4,422	(73)
52	Anadarko Petroleum	4,059	(301)
105	CenturyLink	3,085	(366)
122	Pegasystems	2,793	131
144	RealPage	2,746	114
50	Total System Services	2,089	30
42	CSG Systems International	1,330	(18)
34	VeriFone Systems	1,155	(146)
			$(67,429)
	Interest accrual from financing leg		$(1,520)

For the period ended June 30, 2015, the total amount of open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Schedule of Investments (Unaudited)	June 30, 2015

MPS Thomson Reuters Venture Capital Fund

‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security
^	Real Estate Investment Trust
(A)	Security, or a portion of this security, has been pledged as collateral on open derivative positions.

Cl — Class

ETF — Exchange Traded Fund

LIBOR — London Interbank Offered Rate

OTC — Over the Counter

S&P — Standard & Poor’s

† At June 30, 2015, the tax basis cost of the Fund’s investments was $10,648,035, and the unrealized appreciation and depreciation were $942,298 and $(245,751), respectively.

The following is a list of the level of inputs used as of June 30, 2015, in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$9,420,832	$—	$—	$9,420,832
Exchange Traded Fund	1,923,750	—	—	1,923,750
Total Investments in Securities	$11,344,582	$—	$—	$11,344,582

Other financial instruments	Level 1	Level 2	Level 3	Total
Total Return Swaps*
Unrealized Depreciation	$—	$(155,200)	$—	$(155,200)
Total Liabilities	$—	$(155,200)	$—	$(155,200)

* Swaps are valued at the unrealized depreciation on the instrument.

For the period ended June 30, 2015, there have been no transfers between Level 1 and Level 2 investments.

For the period ended June 30, 2015, there have been no transfers between Level 2 and Level 3 investments.

For the period ended June 30, 2015, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant policies, please refer to the Fund’s most recent annual financial statements.

MPS-QH-001-0200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	KraneShares Trust

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Trustee and Principal Executive Officer

Date: August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Trustee and Principal Executive Officer
Date: August 28, 2015

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Financial Officer

Date: August 28, 2015